TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Beginning balance	$ 7,434	$ 5,312
Decrease related to expired tax years	(424)	(723)
Additions for prior year tax positions	125	162
Decrease for prior year tax positions	(1,879)	(244)
Additions for current year tax positions	933	2,927
Ending balance	$ 6,189	$ 7,434